SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 01, 2020 CNY (¥)	May 01, 2020 USD ($)	May 01, 2020 CNY (¥)
Short-term borrowings		$ 2,948	¥ 20,013
Bank of Huaxia
Mortgaged property amount	¥ 65,078
Line of credit	¥ 30,000
Term of line of credit (in years)	1 year
Ambow Shida
Short-term borrowings				¥ 10,000
Interest rate (as a percent)				4.35%
Bay State College Inc
Short-term borrowings					$ 1,470	¥ 10,013
Interest rate (as a percent)					1.00%	1.00%